Satellites, Property and Other Equipment (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Satellites, Property and Other Equipment [Abstract]
Primarily related to acquisitions associated	$ 299.1	$ 384.8